Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss for the year	$ (104,666)	$ (19,169)	$ (17,189)
Adjustments for non-cash items:
Share-based compensation expense	4,276	9,142	8,827
Change in fair value of deferred purchase price payable – Tarus and deferred obligation – iOx milestone	(2,711)
(Decrease) increase in deferred tax liability	(17,881)	4,394	2,446
Share of loss in associate	260	62	490
Change in fair value of warrant liability	(33)	(852)	790
Fair value of shares issued for services	120	120	25
Foreign exchange transaction gain	(14)
Depreciation	1
Gain on sale of marketable equity securities			(72)
Loss on equity issued at a discount			1,256
Amortization of debt discount			76
Loss on early extinguishment of debt			223
Gain on disposition of subsidiaries			(412)
Changes in operating working capital:
Accounts receivable	(31)	522	(111)
Prepaid expenses and other receivables	(1,201)	355	(1,477)
Other assets	24	(165)	(36)
Accounts payable and accrued liabilities	1,114	(1,212)	880
Other	84	39
Net cash used in operating activities	(12,073)	(6,764)	(4,284)
Cash flows from investing activities:
Purchase of convertible note receivable	(614)
Purchase of equipment	(3)
Proceeds from sale of marketable securities			140
Investment in associates			(1,000)
Net cash used in investing activities	(617)		(860)
Cash flows from financing activities:
Repayment of notes payable assumed in Tarus acquisition	(2,000)
Repayment of milestone obligation assumed in Tarus acquisition	(1,009)
Proceeds from shares issued under ATM and Committed Purchase Agreement	2,982
Proceeds from shares issued under registered offering		29,093	6,980
Share issuance costs	(90)	(1,852)	(248)
Proceeds from exercise of stock purchase warrants		105
Repayment of unsecured notes payable			(1,020)
(Repayment of) proceeds from advance from related party			(1,000)
Note proceeds received			50
Net cash (used in) provided by financing activities	(117)	27,346	4,762
(Decrease) increase in cash and cash equivalents during year	(12,807)	20,582	(382)
Cash and cash equivalents at beginning of year	23,352	2,770	3,152
Cash and cash equivalents at end of year	10,545	23,352	2,770
Supplemental disclosure of cash flow information:
Cash paid for interest		19	748
Increase in accounts payable for stock issuance costs		25
Supplemental disclosure of non-cash investing and financing activities:
Fair value of shares issued for Tarus	17,200
Fair value of shares issued for non-controlling interest purchase of iOx	9,737
Fair value of deferred purchase price payable - Tarus	8,538
Fair value of deferred obligation - iOx milestone	5,478
Liabilities assumed in Tarus acquisition	3,000
Fair value of shares issued for commitment fees - Committed Purchase	900
Net unrealized loss on investments in Intensity and Stimunity Convertible Note	(5,283)
Exchange of iOx shares for settlement of notes payable, accrued interest and warrants		184
Shares issued pursuant to settlement of SalvaRx Notes and warrants			2,640
Notes payable settled in disposition of subsidiaries			200
I Ox I P R D [Member]
Adjustments for non-cash items:
Impairment loss	59,320
Tarus I P R D [Member]
Adjustments for non-cash items:
Impairment loss	4,585
Goodwill [member]
Adjustments for non-cash items:
Impairment loss	43,862
Stimunity [Member]
Adjustments for non-cash items:
Impairment loss	$ 818